3. Loans, Allowance for Loan Losses and Credit Quality (Details 5) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Group A	$ 482,463,948	$ 473,220,117
Group B	5,547,642	3,652,747
Group C	14,853,061	10,376,362
Total Loans	502,864,651	487,249,226
Commercial and industrial
Group A	73,352,768	67,297,983
Group B	617,526	512,329
Group C	3,140,453	920,261
Total Loans	77,110,747	68,730,573
Commercial Real Estate
Group A	194,066,034	191,755,393
Group B	4,609,847	2,971,364
Group C	8,368,346	7,001,523
Total Loans	207,044,227	201,728,280
Residential real estate - 1st lien
Group A	165,089,999	164,708,778
Group B	282,671	0
Group C	2,811,465	1,983,184
Total Loans	168,184,135	166,691,962
Residential real estate - Jr lien
Group A	44,687,951	42,289,062
Group B	37,598	169,054
Group C	531,313	469,219
Total Loans	45,256,862	42,927,335
Consumer
Group A	5,267,196	7,168,901
Group B	0	0
Group C	1,484	2,175
Total Loans	$ 5,268,680	$ 7,171,076